Offerings	Oct. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.900% Notes due 2033
Amount Registered | shares	581,300,000
Maximum Aggregate Offering Price	$ 579,910,693.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 80,085.67
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Table" in the registrant's Registration Statement on Form S-3ASR (Registration No. 333-275071), filed with the Securities and Exchange Commission on October 18, 2023, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The U.S. dollar equivalent of the amount registered has been calculated using the exchange rate for October 24, 2025 of U.S. $1.1626 = EUR 1, as published by the Board of Governors of the Federal Reserve System in the H.10 Weekly Update for the week ended October 24, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.650% Notes due 2045
Amount Registered | shares	581,300,000
Maximum Aggregate Offering Price	$ 580,811,708.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 80,210.10
Offering Note	See Offering Note 1.